Pruco Life Insurance Company of New Jersey	Thomas C. Castano
Vice President and Corporate Counsel
Law Department

Pruco Life Insurance Company

of New Jersey

213 Washington Street
Newark, NJ 07102-2992
(973) 802-4708 fax: (973) 802-9560

September 10, 2009

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D. C. 20549

Re: Pruco Life of New Jersey Variable Insurance Account (File No. 811-03646)

Dear Commissioners:

On behalf of Pruco Life Insurance Company of New Jersey and the Pruco Life of New Jersey Variable Insurance Account (the “Account”), we hereby submit, pursuant to Rule 30b-2 under the Investment Company Act of 1940 (the “Act”), that the Account’s semi-annual report for the period ending June 30, 2009 has been transmitted to contract owners in accordance with Rule 30e-2 under the Act.

We incorporate by reference the following semi-annual report for the underlying fund:

Filer/Entity:	The Prudential Series Fund, Inc.
Registration No.:	811-03623
CIK No.:	0000711175
Accession No.:	0001193125-09-187677
Date of Filing:	09/04/09

If you have any questions regarding this filing, please contact me at (973) 802-4708.

Sincerely,

_/s/____________________________

Thomas C. Castano

VIA EDGAR